Accounts and Other Receivables	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Accounts and Other Receivables
19.	ACCOUNTS AND OTHER RECEIVABLES

	2021	2022
	HK$	HK$
Commission receivable from insurance brokerage	2,766	1,577
Accounts receivable arising from the SpiderNet ecosystem solutions business	66,655	37,968

Total accounts receivable	69,421	39,545

Consideration receivable on disposal of financial assets at FVTPL (note 18)	—	258,176
Prepayments (note (i))	8,158	2,731
Note receivables (note (ii))	4,165	5,317
Other receivables	3,035	8,716
Deferred issue costs	7,970	14,970
Prepayment for subscription of bond instrument (note (iii))	11,452	—

Prepayments and other receivables	34,780	289,910

	104,201	329,455

Presented as:
Current	88,584	329,455
Non-current	15,617	—

	104,201	329,455

Notes:
(i)
As of April 30, 2021 and 2022, prepayments mainly included employment incentive paid to the employees amounting to HK$6,852 and HK$1,541, respectively, which are paid at the beginning of the employment contracts, and repayable by the employees on a pro rata basis upon early termination of the employment contracts. Such amounts are amortized over the relevant period on a straight line basis accordingly.

(ii)
As of April 30, 2021 and 2022, the amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to
8%
and have original maturity of

2
years.

(iii)
As of April 30, 2021, AMTD Group, the ultimate holding company, made a prepayment of HK$11,452 on behalf of the Group to an independent third party to subscribe for its bond instrument. Such prepayment was transferred to AMTD Group to settle amount due to AMTD Group amounting to HK$11,452 during year ended April 30, 2022.

As at May 1, 2020, commission receivable from insurance brokerage and accounts receivable arising from the SpiderNet ecosystem solutions business from contracts with customers amounted to HK$4,104 and HK$6,960, respectively.

The Group allows a credit period of up to
15
days to its commission receivable arising from insurance brokerage business and a credit period of
ranging from
0
to
90
days to its accounts receivable arising from the SpiderNet ecosystem solutions business for the demand note issued according to the payment schedules. As at April
30
,
2021
and
2022
, included in the Group’s accounts receivable balance were debtors with aggregate carrying amounts of HK$
2,766
and HK$
1,454
, respectively, which were past due as at the reporting date. At April
30
,
2021
and
2022
, out of the past due balances, HK$
2,334
and HK$
1,454
, respectively, had been past due
90
days or more. The management assessed that there have been
no
significant increase in credit risk nor default because of the background of the debtors and historical payment arrangement with these debtors. The Group does not hold any collateral over these balances.
Details of impairment assessment of trade and other receivables are set out in note 26b.